Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 546,158	$ 360,631
Less: accumulated depreciation and amortization	(323,892)	(274,824)
Property and equipment, net	222,266	85,807
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,212	30,672
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	459,487	319,574
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 56,459	$ 10,385